Note 12 - Financial assets at fair value through other comprehensive income (Details) - EUR (€)		Jun. 30, 2020	Dec. 31, 2019
Financial Assets At Fair Value Through Other Comprehensive Income Abstract
Equity instruments At Fair Value Through Other Comprehensive Income		€ 1,789,000,000	€ 2,420,000,000
Debt Instruments At Fair Value Through Other Comprehensive Income	[1]	68,223,000,000	58,731,000,000
Loans and advances at fair value through other comprehensive income		33,000,000	33,000,000
Financial Assets At Fair Value Through Other Comprehensive Income		70,045,000,000	61,183,000,000
Of Which Value Corrections Debt Instruments		€ (162,000,000)	€ (110,000,000)

[1]	(*) The variation corresponds mainly to the increase in financial assets issued by governments in BBVA, S.A .